Short-Term Borrowings	12 Months Ended
Mar. 31, 2016
Debt Instruments [Abstract]
Debt Disclosure Text Block

3. Short-Term Borrowings

The Company completed the closing of a five-year revolving credit facility (“Revolver”) on July 20, 2011. During 2016, the Company exercised $75.0 million for the in-season facility and $100.0 million for the off-season facility of the remaining $150.0 million accordion feature of its existing revolving credit facility pursuant to the Second Amended and Restated Loan and Security Agreement dated July 20, 2011. Maximum borrowings under the Revolver total $400.0 million from April through July and $475.0 million from August through March.  The Revolver balance as of March 31, 2016 was $271.6 million and is included in Current Portion of Long-Term Debt in the accompanying Consolidated Balance Sheet due to the Revolver’s July 20, 2016 maturity, with a weighted average interest rate of 1.95% (LIBOR plus a spread). The Revolver is secured by accounts receivable and inventories with a carrying value of $644.6 million. The Company had $13.2 million and $11.0 million of outstanding standby letters of credit as of March 31, 2016 and 2015, respectively, which reduces borrowing availability under the Revolver. See Note 4, Long-Term Debt, for additional comments related to the Revolver.

The Company is in the process of negotiating a replacement line of credit that is expected to be in place prior to the maturity of the existing Revolver. Although subject to change, the agreement being negotiated provides for a five-year term, a $400.0 million facility amount that is seasonally adjusted to $500.0 million, and interest based upon LIBOR-based spread. Closing of this new credit facility is subject to normal and customary documentation and closing conditions.

During 2016 and 2015, the Company entered into some interim lease notes which financed down payments for various equipment orders at market rates. As of March 31, 2016, these interim notes had not been converted into operating leases since the equipment was not yet delivered. These notes, which total $0.4 million and $9.9 million as of March 31, 2016 and 2015, respectively, are included in notes payable in the accompanying Consolidated Balance Sheets. These notes are expected to be converted into operating leases within the next twelve months. Until then, they bear interest at an annual rate of 1.94% in 2016 and 1.67% in 2015.